Regulatory Charges - Disclosure of Information About Amounts Recognised in Relation to Regulatory Deferral Account Balances (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets
Receivable from Eletrobras	R$ 4	R$ 138
Liabilities
Energy Development Account (CDE)	206	189
Aneel inspection charge	2	3
Energy Efficiency	224	288
Research and development	233	234
Energy System Expansion Research	3	3
National Scientific and Technological Development Fund	5	5
Proinfa - Alternative Energy Program	7	8
Royalties for use of water resources	15	23
Emergency capacity charge	31	31
Customer charges - 'Tariff Flag' amounts		17
Liability	763	836
Current liabilities	513	381
Non-current liabilities	250	455
Receivable from Eletrobras - RGR [member]
Assets
Receivable from Eletrobras		48
Receivable from Eletrobras - CDE [member]
Assets
Receivable from Eletrobras	4	90
Regulatory Assets [member]
Liabilities
Global Reversion Reserve (RGR)	R$ 37	R$ 35